Marketable Securities	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Marketable Securities
NOTE 3:-        MARKETABLE SECURITIES

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2011				2012
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	Value

Foreign banks and government debentures	$6,162	$(46)	$7	$6,123	$8,312	$(4)	$36	$8,344
Corporate debentures	4,212	(4)	3	4,211	5,590	-	70	5,660

Total available-for-sale marketable securities	$10,374	$(50)	$10	$10,334	$13,902	$(4)	$106	$14,004

Marketable securities with contractual maturities from one to three years are as follows:

	December 31,
	2011				2012
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	Losses	gains	Value

Foreign banks and government debentures	$34,989	$(645)	$33	$34,377	$49,673	$(3)	$1,233	$50,903
Corporate debentures	16,720	(28)	204	16,896	19,278	-	402	19,680

Total available-for-sale marketable securities	$51,709	$(673)	$237	$51,273	$68,951	$(3)	$1,635	$70,583

 Marketable securities with contractual maturities of more than three years are as follows:

	December 31,
	2011				2012
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	Losses	gains	Value

Foreign banks and government debentures	33,623	(1,426)	85	32,282	27,287	(38)	813	28,062
Corporate debentures	18,935	(129)	283	19,089	22,207	(102)	364	22,469

Total available-for-sale marketable securities	$52,558	$(1,555)	$368	$51,371	$49,494	$(140)	$1,177	$50,531

 All investments with unrealized loss as of December 31, 2012 are with continuous unrealized losses for less than 12 months.

 Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2011 were as follows:

	December 31, 2011
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	unrealized losses	Fair value	unrealized losses

Foreign banks and government debentures	$49,510	$(1,999)	$6,858	$(116)	$56,368	$(2,115)
Corporate debentures	8,943	(152)	1,594	(10)	10,537	(162)

Total available-for-sale marketable securities	$58,453	$(2,151)	$8,452	$(126)	$66,905	$(2,277)

As of December 31, 2011 and 2012, interest receivable amounted to $ 1,274 and $ 1,490, respectively, and is included within available for sale marketable securities in the balance sheets.